Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Accrued compensation and benefits	$ 251	$ 387
Accrued bonus and commissions	279	108
Income tax payables	78	74
Accrued rent
Accrued transaction costs	13	13
Accrued sales and other indirect taxes payable	8	12
Accrued other	821	858
Accrued liabilities	1,675	1,452
Accrued insurance premium and interest	$ 225
Predecessor [Member]
Accrued compensation and benefits			$ 586
Accrued bonus and commissions			422
Income tax payables
Accrued rent			559
Accrued transaction costs
Accrued sales and other indirect taxes payable			86
Accrued other			83
Accrued liabilities			$ 1,736